COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS) (Tables)	12 Months Ended
Dec. 31, 2024
COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)
Schedule of compensation of key management personnel (including directors)
		December 31,
		2024	2023	2022
a.	Balances:

	Other accounts payable	101	182	181

		Year ended December 31,
		2024	2023	2022
b.	Transactions:

	Short-term employee benefits	2,323	2,639	2,531
	Share-based payment benefits	197	638	1,179

	Total	2,520	3,277	3,710